Fair Value Measurements (Schedule of Fair Values Determined by Level 3 Inputs) (Details) - Recurring [Member] - USD ($)	Mar. 31, 2020	Jun. 30, 2019
Liabilities:
Original issue discount, convertible debt	$ 145,701	$ 979,569
Derivative liability, warrants	33,312	46,375
Total:	179,013	1,025,944
Level 1 [Member]
Liabilities:
Original issue discount, convertible debt
Derivative liability, warrants
Total:
Level 2 [Member]
Liabilities:
Original issue discount, convertible debt
Derivative liability, warrants
Total:
Level 3 [Member]
Liabilities:
Original issue discount, convertible debt	145,701	979,569
Derivative liability, warrants	33,312	46,375
Total:	$ 179,013	$ 1,025,944